INVENTORIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Raw materials	$ 0	0	733
Finished goods	82,883	516,372	326,749
Total	$ 82,883	516,372	327,482